Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2017	May 01, 2017	Dec. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
C000241136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP
Account Value	[1],[2]	$ 12,043	$ 12,043	$ 12,043	$ 12,043	$ 12,488	$ 13,966	$ 10,317	$ 9,988	$ 8,818	$ 8,158	$ 9,328		$ 8,789	$ 9,319	$ 10,000
Average Annual Return, Percent	[1],[2]	(8.75%)	5.24%		1.88%
C000241136 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at NAV
Average Annual Return, Percent	[3]	(3.44%)	6.43%		2.45%
C000241137 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class C/ASFCX) at NAVand with CDSC
Account Value	[4],[5]	$ 11,817	$ 11,817	11,817	$ 11,817	12,341	13,904	10,355	10,098	8,978	8,367	9,641		9,146	9,777	10,000
Average Annual Return, Percent	[4],[5]	(4.13%)	5.65%		1.68%
C000241138 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class I/ASFYX) at NAV
Account Value	[6]	$ 130,695	$ 130,695	130,695	$ 130,695	135,045	150,588	111,014	107,223	94,416	87,139	99,420		93,370	98,778	100,000
Average Annual Return, Percent	[6]	(3.11%)	6.72%		2.71%
C000241135 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class R6/AMFNX) at NAV
Account Value	[7]	$ 3,535,957.45	$ 3,535,957.45	$ 3,535,957.45	$ 3,535,957.45	3,649,582.8	4,070,107.998	2,994,300.121	2,889,465.919	2,539,778.77	2,341,915.402	2,669,023.785	$ 2,500,000
Average Annual Return, Percent	[7]	(3.00%)	6.84%	4.62%
C000241134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP
Account Value	[8],[9]	$ 11,134.09695	$ 11,134.09695	$ 11,134.09695	$ 11,134.09695	10,179.74578	9,829.261539	9,908.24945	9,807.144864	10,046.66864	9,111.796537	9,729.667859		8,792.255101	9,195.891563	10,000
Average Annual Return, Percent	[8],[9]	3.47%	0.93%		1.08%
C000241134 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at NAV
Average Annual Return, Percent	[10]	9.49%	2.08%		1.65%
C000241131 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class C/GAFCX) at NAVand with CDSC
Account Value	[11],[12]	$ 10,926.93801	$ 10,926.93801	10,926.93801	$ 10,926.93801	10,067.26173	9,797.472091	9,947.975747	9,918.280297	10,242.80985	9,355.673247	10,069.3244		9,162.792774	9,659.92302	10,000
Average Annual Return, Percent	[11],[12]	8.66%	1.30%		0.89%
C000241132 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class I/GAFYX) at NAV
Account Value	[13]	$ 120,845	$ 120,845	120,845	$ 120,845	110,196	106,170	106,739	105,378	107,659	97,435	103,701		93,487	97,616	100,000
Average Annual Return, Percent	[13]	9.67%	2.34%		1.91%
C000241133 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class R6/GAFNX) at NAV
Account Value	[14]	$ 3,033,484	$ 3,033,484	3,033,484	$ 3,033,484	2,760,779	2,659,756	2,674,822	2,638,248	2,693,852	2,438,374	2,596,149		2,339,382	2,438,099	2,500,000
Average Annual Return, Percent	[14]	9.78%	2.40%		1.95%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value		$ 33,155.66256	$ 33,155.66256	$ 33,155.66256	$ 33,155.66256	26,790.44103	21,245.65601	26,242.66556	20,713.00301	17,142.5972	13,089.01607	13,816.73094	2,500,000	11,415.77433	10,069.2605	10,000
Average Annual Return, Percent		23.76%	14.10%	13.90%	12.73%
SG Trend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SG Trend Index
Account Value		$ 14,003	$ 14,003	$ 14,003	$ 14,003	13,629	14,222	11,167	10,237	9,632	8,818	9,597	2,500,000	9,390	10,004	10,000
Average Annual Return, Percent		2.74%	7.77%	5.65%	3.42%
Credit Suisse Managed Futures Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Account Value		$ 11,407	$ 11,407	$ 11,407	$ 11,407	12,101	12,861	10,531	9,796	9,622	10,083	10,547	$ 2,500,000	10,790	10,356	10,000
Average Annual Return, Percent		(5.74%)	3.46%	1.46%	1.32%
Barclay Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Fund of Funds Index
Account Value		$ 13,255.17289	$ 13,255.17289	$ 13,255.17289	$ 13,255.17289	$ 12,202.42522	$ 11,542.30626	$ 12,319.56519	$ 11,777.83987	$ 10,730.99761	$ 10,028.00991	$ 10,530.80559		$ 9,936.621169	$ 9,991.119049	$ 10,000
Average Annual Return, Percent		8.63%	4.32%		2.86%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[9]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.